OTHER CURRENT ASSETS - Schedule of Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Trade accounts receivable, net	$ 392	$ 1,404
Accrued income	26,113	19,741
Prepaid expenses	5,929	6,742
Other receivables	13,800	3,779
Total other current assets	$ 46,234	$ 31,666